Taxation - Reconciliation of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Income before income tax expense	¥ 3,241,421	$ 471,446	¥ 2,261,541	¥ 1,248,852
Income tax expense computed at PRC statutory tax rates (25%)	810,355	117,861	565,385	312,213
Non-deductible expenses	49,117	7,143	63,223	50,163
Research and development expenses super - deduction	(89,796)	(13,060)	(30,806)	(24,365)
Change in valuation allowances	(15,285)	(2,223)	(15,510)	47,006
Outside basis difference	8,481	1,234	7,360	(28,265)
Effect of international tax rate difference	(10,988)	(1,598)	1,133	3,593
Interest expense relating to unrecognized tax benefits	0	0	0	2,482
Effect of preferential tax rate	(373,994)	(54,395)	(383,039)	(330,198)
Effect of withholding tax on dividend	0	0	59,336	0
Income tax expense	¥ 377,890	$ 54,962	¥ 267,082	¥ 32,629